Interest-Bearing Bank Borrowings	12 Months Ended
Dec. 31, 2024
Interest-Bearing Bank Borrowings [Abstract]
INTEREST-BEARING BANK BORROWINGS
20.	INTEREST-BEARING BANK BORROWINGS

	As of December 31,
	2023	2024
	$’000	$’000
Non Revolving Facility, 4.2% interest, due March 26, 2024, guaranteed (Note i)	2,824	—
Non Revolving Facility, 4.0% interest, due September 17, 2024, guaranteed (Note ii)	1,412	—
Non Revolving Facility, 4.0% interest, due September 18, 2024, guaranteed (Note ii)	1,412	—
Non Revolving Facility, 4.0% interest, due April 15, 2024, guaranteed (Note iii)	4,235	—
Non Revolving Facility, 6.77% interest, due November 27, 2024, guaranteed (Note iv)	3,000	—
Non Revolving Facility, 6.0% interest, due November 04, 2024, guaranteed (Note v)	10,650	—
Non Revolving Facility, 6.3% interest, due December 26, 2024, guaranteed (Note iv)	4,000	—
Non Revolving Facility, 4.0% interest, due December 25, 2024, guaranteed (Note i)	2,824	—
Non Revolving Facility, 6.57% interest, due February 26, 2025, guaranteed (Note iv)	—	3,000
Non Revolving Facility, 3.85% interest, due February 13, 2025, guaranteed (Note iii)	—	4,174
Non Revolving Facility, 3.40% interest, due October 28, 2025, guaranteed (Note i)	—	2,782
Non Revolving Facility, 5.50% interest, due November 2, 2025, guaranteed (Note v)	—	10,810
Non Revolving Facility, 3.30% interest, due November 27, 2025 (Note vi)	—	1,391
Non Revolving Facility, 3.50% interest, due March 21, 2025 (Note vii)	—	1,391
Non Revolving Facility, 3.50% interest, due December 22, 2025 (Note vii)	—	1,391
Non Revolving Facility, 3.50% interest, due December 12, 2025 (Note vii)	—	1,391
Total	30,357	26,330

	Bank borrowings	Total
	$’000	$’000
As of January 1, 2023	4,307	4,307
Additions	50,234	50,234
Repayments	(24,069)	(24,069)
Effect of foreign exchange rate changes	(115)	(115)
As of December 31, 2023	30,357	30,357
Additions	44,702	44,702
Repayments	(48,542)	(48,542)
Effect of foreign exchange rate changes	(187)	(187)
As of December 31, 2024	26,330	26,330

All of the Group’s bank borrowings were obtained from third party financial institutions. As of December 31, 2023 and 2024, the Group’s credit facilities were $30,357 and $26,330, respectively, of which nil and nil was unused by the Group.

Notes:

(i)	In March 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.20% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of March 26, 2024. And in March 2024, Adlai Hangzhou repaid it at the maturity date.

In December 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of December 25, 2024. And in October 2024, Adlai Hangzhou repaid it before the maturity date.

In October 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 3.40% per annum. The non-revolving facility agreement will be repaid at the maturity date of October 28, 2025.

(ii)	In September 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of September 17, 2024. And in March 2024, Adlai Hangzhou repaid it before the maturity date.

In September 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of September 18, 2024. And in March 2024, Adlai Hangzhou repaid it before the maturity date.

(iii)	In October 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 30,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of April 15, 2024. And in April 2024, Adlai Hangzhou repaid it at the maturity date.

In June 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 30,000 and at an interest rate of 3.85% per annum. The non-revolving facility agreement was repaid at the maturity date of February 13, 2025. And in February 2025, Adlai Hangzhou repaid it at the maturity date

(iv)	In November 2023, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 3,000 and at an interest rate of 6.77% per annum, guaranteed by Adlai Hangzhou and Adlai Cayman. The non-revolving facility agreement was repaid at the maturity date of November 27, 2024. And in November 2024, Adlai US repaid it at the maturity date.

In December 2023, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 4,000 and at an interest rate of 6.30% per annum, guaranteed by Adlai Hangzhou and Adlai Cayman. The non-revolving facility agreement was repaid at the maturity date of December 26, 2024. And in December 2024, Adlai US repaid it at the maturity date.

In February 2024, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 3,000 and at an interest rate of 6.57% per annum, guaranteed by Adlai Hangzhou and Adlai Cayman. The non-revolving facility agreement was repaid at the maturity date of February 26, 2025. And in February 2025, Adlai US repaid it at the maturity date.

(v)	In November 2023, Adlai Cayman entered into a non-revolving facility agreement for a facility amount of USD 10,650 and at an interest rate of 6.00% per annum, guaranteed by Adlai Hangzhou. The non-revolving facility agreement was repaid at the maturity date of November 4, 2024. And in November 2024, Adlai Cayman repaid it at the maturity date.

In November 2024, Adlai Cayman entered into a non-revolving facility agreement for a facility amount of USD 10,810 and at an interest rate of 5.50% per annum, guaranteed by Adlai Hangzhou . The non-revolving facility agreement will be repaid at the maturity date of November 2, 2025.

(vi)	In November 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.30% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 27, 2025.

(vii)	In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement was repaid at the maturity date of March 21, 2025. And in March 2025, Adlai Hangzhou repaid it before the maturity date

In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of December 22, 2025.

In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of December 12, 2025.